CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of warrants activity

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2022	1,280,000	$0.08
Expired	(80,000)	$0.50
Issued	8,000,000	$0.05
Balance, December 31, 2023	9,200,000	$0.05
Issued	1,475,000	$0.15
Balance, December 31, 2024	10,675,000	$0.06

Schedule of warrants outstanding

Expiry Date	Exercise Price	Number of Warrants Outstanding

October 31, 2026	$0.15	15,000
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
September 20, 2027	$0.15	290,000
October 31, 2027	$0.15	650,000
December 4, 2027	$0.15	520,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
		10,675,000

Schedule of options

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2022 & 2023	—	$—
Issued	2,150,000	$0.10
Expired	(250,000)	$0.10
Balance, December 31, 2024	1,900,000	$0.10

Consultant [Member]
IfrsStatementLineItems [Line Items]
Schedule of assumptions

For the year ended December 31, 2024
Grant-date share price	$0.10
Weighted average grant-date fair value	$0.063
Exercise price	$0.10
Risk-free interest rates	3.31%
Expected life of options (in years)	2.73
Expected volatility of share price	139.99%
Expected dividend yield	0%

Officer And Director [Member]
IfrsStatementLineItems [Line Items]
Schedule of assumptions

For the year ended December 31, 2024
Grant-date share price	$0.10
Weighted average grant-date fair value	$0.076
Exercise price	$0.10
Risk-free interest rates	3.80%
Expected life of options (in years)	3.00
Expected volatility of share price	131.04%
Expected dividend yield	0%